Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans at amortized cost:
Retails	₩ 146,789,916	₩ 134,423,473
Corporations	179,011,251	161,029,877
Credit card	23,759,422	24,024,491
Securities at amortized cost:
Other financial assets	20,341,191	17,477,778
Borrowings debts:
Borrowings	41,594,064	34,863,156
Debts:
Other financial liabilities	34,129,626	28,231,911
Carrying value
Assets:
Deposits at amortized cost	31,605,262	25,840,858
Loans at amortized cost:
Retails	146,843,366	134,510,282
Corporations	177,046,416	159,560,873
Public and other funding loans	4,021,926	3,427,855
Loans between banks	5,487,147	2,629,999
Credit card	22,822,664	23,115,970
Securities at amortized cost:
Government bonds	31,816,320	30,385,084
Financial institution bonds	3,835,577	4,770,204
Debentures	11,630,726	10,426,777
Other financial assets	20,341,191	17,477,778
Financial assets at amortized cost, Total	455,450,595	412,145,680
Deposit liabilities:
Demand deposits	148,725,197	116,282,707
Time deposits	157,833,891	158,427,447
Certificate of deposit	5,946,704	9,707,791
Issued bill deposit	6,226,937	4,579,587
CMA Deposits	4,006,319	3,987,372
Other	3,677,820	1,889,352
Borrowings debts:
Call-money	1,760,042	712,247
Bills sold	10,706	19,070
Bonds sold under repurchase agreements	11,065,584	9,089,736
Borrowings	28,757,732	25,042,103
Debts:
Borrowings in won	64,083,920	64,717,212
Borrowings in foreign currency	11,050,474	10,646,152
Other financial liabilities	34,129,626	28,231,911
Financial liabilities at amortized cost, Total	477,274,952	433,332,687
Fair value
Assets:
Deposits at amortized cost	31,607,122	25,852,497
Loans at amortized cost:
Retails	147,634,589	135,620,862
Corporations	178,420,230	160,818,205
Public and other funding loans	4,048,167	3,446,485
Loans between banks	5,495,236	2,644,603
Credit card	23,220,987	23,489,180
Securities at amortized cost:
Government bonds	33,391,597	32,242,339
Financial institution bonds	3,987,172	4,882,081
Debentures	12,075,175	10,878,059
Other financial assets	20,359,778	17,493,331
Financial assets at amortized cost, Total	460,240,053	417,367,642
Deposit liabilities:
Demand deposits	148,725,197	116,282,707
Time deposits	157,936,969	158,478,949
Certificate of deposit	5,965,139	9,714,806
Issued bill deposit	6,226,855	4,579,425
CMA Deposits	4,006,319	3,987,372
Other	3,678,316	1,889,700
Borrowings debts:
Call-money	1,760,042	712,247
Bills sold	10,696	19,035
Bonds sold under repurchase agreements	11,065,584	9,089,736
Borrowings	28,863,015	25,205,292
Debts:
Borrowings in won	64,842,258	65,322,413
Borrowings in foreign currency	11,262,332	10,783,027
Other financial liabilities	34,136,128	27,949,306
Financial liabilities at amortized cost, Total	478,478,850	434,014,015
Level 1
Assets:
Deposits at amortized cost	779,759	3,133,425
Loans at amortized cost:
Retails	0	0
Corporations	0	108
Public and other funding loans	0	0
Loans between banks	0	0
Credit card	0	0
Securities at amortized cost:
Government bonds	22,130,487	20,524,820
Financial institution bonds	1,070,220	2,252,484
Debentures	0	0
Other financial assets	0	526,813
Financial assets at amortized cost, Total	23,980,466	26,437,650
Deposit liabilities:
Demand deposits	0	1,053,963
Time deposits	0	0
Certificate of deposit	0	0
Issued bill deposit	0	0
CMA Deposits	0	0
Other	0	1,747,509
Borrowings debts:
Call-money	0	174,000
Bills sold	0	0
Bonds sold under repurchase agreements	95,400	6,734,162
Borrowings	0	0
Debts:
Borrowings in won	0	0
Borrowings in foreign currency	0	0
Other financial liabilities	0	526,685
Financial liabilities at amortized cost, Total	95,400	10,236,319
Level 2
Assets:
Deposits at amortized cost	29,957,444	22,149,706
Loans at amortized cost:
Retails	0	0
Corporations	0	0
Public and other funding loans	0	0
Loans between banks	2,187,270	960,827
Credit card	0	0
Securities at amortized cost:
Government bonds	11,261,110	11,717,519
Financial institution bonds	2,916,952	2,629,597
Debentures	11,994,724	10,792,000
Other financial assets	8,661,345	10,813,821
Financial assets at amortized cost, Total	66,978,845	59,063,470
Deposit liabilities:
Demand deposits	148,725,197	115,216,336
Time deposits	0	0
Certificate of deposit	0	0
Issued bill deposit	0	0
CMA Deposits	4,006,319	3,987,372
Other	3,534,696	0
Borrowings debts:
Call-money	1,760,042	538,247
Bills sold	0	0
Bonds sold under repurchase agreements	0	0
Borrowings	8,500	0
Debts:
Borrowings in won	35,740,750	43,747,553
Borrowings in foreign currency	7,944,242	7,535,065
Other financial liabilities	10,383,020	7,932,723
Financial liabilities at amortized cost, Total	212,102,766	178,957,296
Level 3
Assets:
Deposits at amortized cost	869,919	569,366
Loans at amortized cost:
Retails	147,634,589	135,620,862
Corporations	178,420,230	160,818,097
Public and other funding loans	4,048,167	3,446,485
Loans between banks	3,307,966	1,683,776
Credit card	23,220,987	23,489,180
Securities at amortized cost:
Government bonds	0	0
Financial institution bonds	0	0
Debentures	80,451	86,059
Other financial assets	11,698,433	6,152,697
Financial assets at amortized cost, Total	369,280,742	331,866,522
Deposit liabilities:
Demand deposits	0	12,408
Time deposits	157,936,969	158,478,949
Certificate of deposit	5,965,139	9,714,806
Issued bill deposit	6,226,855	4,579,425
CMA Deposits	0	0
Other	143,620	142,191
Borrowings debts:
Call-money	0	0
Bills sold	10,696	19,035
Bonds sold under repurchase agreements	10,970,184	2,355,574
Borrowings	28,854,515	25,205,292
Debts:
Borrowings in won	29,101,508	21,574,860
Borrowings in foreign currency	3,318,090	3,247,962
Other financial liabilities	23,753,108	19,489,898
Financial liabilities at amortized cost, Total	₩ 266,280,684	₩ 244,820,400